Fair Value Measurements	6 Months Ended
Jun. 30, 2022
Fair Value Measurements
14. Fair value measurement
The following table lists the Company’s financial assets and liabilities by level within the fair value hierarchy. The Company’s assessment of the significance of an input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.
During the three-months period ended June 30, 2022, there were no changes in the fair value methodology of the financial instruments and, therefore, there were no transfers between levels.

	As of June 30, 2022
	Level 1	Level 2	Level 3	Total	Fair value of the other financial instruments	Fair Value	Book Value
Assets
Cash and cash equivalents	$—	$—	$—	$—	$176,316,554	$176,316,554	$176,316,554
Financial investments	—	154,464,652	—	154,464,652	—	154,243,313	154,464,652

	—	154,464,652	—	154,464,652	176,316,554	330,559,867	330,781,206

Liabilities
Trade accounts payable	—	—	—	—	(889,594)	(889,594)	(889,594)
Derivative financial instruments (i)	—	—	(7,267,500)	(7,267,500)	—	(7,267,500)	(7,267,500)
Other Payables	(164,290)	—	—	(164,290)	—	(164,290)	(164,290)
Other Liabilities	—	—	—	—	(2,133,122)	(2,133,122)	(2,133,122)

	$(164,290)	$—	$(7,267,500)	$(7,431,790)	$(3,022,716)	$(10,454,506)	$(10,454,506)

(i)	Refers to the Private Placement Warrants.

	As of December 31, 2021
	Level 1	Level 2	Total	Fair value of the other financial instruments	Fair Value	Book Value
Assets
Cash and cash equivalents	$—	$—	$—	$14,376,523	$14,376,523	$14,376,523

	—	—	—	14,376,523	14,376,523	14,376,523

Liabilities
Trade accounts payable	—	—	—	(877,641)	(877,641)	(877,641)
Derivative financial instruments	—	(32,226)	(32,226)	—	(32,226)	(32,226)
Other Payables	(183,041)	—	(183,041)	—	(183,041)	(183,041)
Other Liabilities	—	—	—	(731,036)	(731,036)	(731,036)

	$(183,041)	$(32,226)	$(215,267)	$(1,608,677)	$(1,823,944)	$(1,823,944)

Under the guidance in ASC
815-40,
the Private Placement Warrants do not meet the criteria for equity treatment. As such, they must be recorded on the balance sheet at fair value. This valuation is subject to re-measurement
at each balance sheet date. With each
re-measurement,
the warrant valuation will be adjusted to fair value, with the change in fair value recognized in the Company’s Consolidated Statements of Operations.
The Company’s Private Placement Warrant liability as of June 30, 2022 is based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value. The Company used a modified Black-Scholes model to value the Private Placement Warrants.
The Company estimates the volatility of its common stock based on expected implied volatility from publicly traded warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The key inputs into the modified Black-Scholes model were as follows at June 30, 2022 and December 31, 2021:

Input	June 30, 2022		December 31, 2021
Risk-free interest rate		3.01%	1.29%
Expected term (years)		5.0	5.1
Expected volatility		25.5%	15.9%

Exercise price		$11.50	$11.50

Dividend yield		0.0%	0.0%

Expected stock price at De-SPAC		$6.2	$8.66

Probability-weighted average of additional shares to be issued for the forward contract	$	N/A	$4,600,000

The change in the fair value of the derivative liabilities for the Closing date until June 30, 2022:

Private Placement Warrants
Balance as of May 9, 2022	$11,400,000
Change in fair value	(4,132,500)

Balance as of June 30, 2022	$7,267,500

The Public Warrants were remeasured at fair value as of the Closing date and reclassified to equity.